EXPLANATORY NOTE

The sole purpose of this filing is to submit exhibits containing risk/return summary information in interactive data format for Calamos Timpani Small Cap Growth Fund, Calamos Timpani SMID Growth Fund, Calamos Select Fund, Calamos International Growth Fund, and Calamos Global Equity Fund (together, the “Funds”) that is identical to the risk/return information contained in the Funds’ prospectus filed as part of Post-Effective Amendment No. 131 on February 24, 2020, as supplemented pursuant to Rule 497(c) under the Securities Act of 1933, as amended, on August 4, 2020 (SEC Accession No. 0001193125-20-209400).